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FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                       July, 2008
Payment Date                                                                                                             8/15/2008
Transaction Month                                                                                                                4

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                            WEIGHTED AVG REMAINING
                                                              DOLLAR AMOUNT         # OF RECEIVABLES                TERM AT CUTOFF
Initial Pool Balance                                      $1,739,998,149.52                   94,331                   52.1 months
Original Securities:                                          DOLLAR AMOUNT       NOTE INTEREST RATE  FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                            $390,000,000.00                 2.76579%                  May 15, 2009
 Class A-2 Notes                                            $497,900,000.00  one-month LIBOR + 1.20%             December 15, 2010
 Class A-3a Notes                                           $359,200,000.00                   4.280%                  May 15, 2012
 Class A-3b Notes                                            $80,000,000.00  one-month LIBOR + 1.62%                  May 15, 2012
 Class A-4a Notes                                           $120,700,000.00                   4.950%                March 15, 2013
 Class A-4b Notes                                            $50,000,000.00  one-month LIBOR + 2.00%                March 15, 2013
 Class B Notes                                               $47,300,000.00                   5.880%                 July 15, 2013
 Class C Notes                                               $31,500,000.00                   6.650%             December 15, 2013
 Class D Notes                                               $31,500,000.00                   8.100%              October 15, 2014
                                                             --------------
    Total                                                 $1,608,100,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                                $6,303,922.49

PRINCIPAL:
 Principal Collections                                                                                              $37,251,398.16
 Prepayments in Full                                                                                                $13,855,508.36
 Liquidation Proceeds                                                                                                  $908,579.79
 Recoveries                                                                                                              $1,039.46
                                                                                                                         ---------
   SUB TOTAL                                                                                                        $52,016,525.77
                                                                                                                    --------------
COLLECTIONS                                                                                                         $58,320,448.26

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                                 $140,873.63
 Purchase Amounts Related to Interest                                                                                      $691.46
                                                                                                                           -------
    SUB TOTAL                                                                                                          $141,565.09

Clean-up Call                                                                                                                $0.00

Reserve Account Draw Amount                                                                                                  $0.00
Net Swap Receipt - Class A-2                                                                                            $57,846.30
Net Swap Receipt - Class A-3b                                                                                                $0.00
Net Swap Receipt - Class A-4b                                                                                                $0.00

AVAILABLE FUNDS                                                                                                     $58,519,859.65

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 July, 2008
Payment Date                                                                                                       8/15/2008
Transaction Month                                                                                                          4

III. DISTRIBUTIONS                                                                               CARRYOVER         REMAINING
AVAILABLE FUNDS

                                                CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL   AVAILABLE FUNDS
Owner Trustee Fees and Expenses                             $0.00            $0.00       $0.00       $0.00    $58,519,859.65
Indenture Trustee Fees and                                  $0.00            $0.00       $0.00       $0.00    $58,519,859.65
Servicing Fee                                       $1,309,877.37    $1,309,877.37       $0.00       $0.00    $57,209,982.28
Net Swap Payment - Class A-2                                $0.00            $0.00       $0.00       $0.00    $57,209,982.28
Net Swap Payment - Class A-3b                           $4,438.89        $4,438.89       $0.00       $0.00    $57,205,543.39
Net Swap Payment - Class A-4b                          $15,579.86       $15,579.86       $0.00       $0.00    $57,189,963.53
Swap Termination Payment                                    $0.00            $0.00       $0.00       $0.00    $57,189,963.53
Interest - Class A-1 Notes                            $525,836.77      $525,836.77       $0.00       $0.00    $56,664,126.76
Interest - Class A-2 Notes                          $1,568,142.97    $1,568,142.97       $0.00       $0.00    $55,095,983.79
Interest - Class A-3a Notes                         $1,281,146.67    $1,281,146.67       $0.00       $0.00    $53,814,837.12
Interest - Class A-3b Notes                           $280,894.44      $280,894.44       $0.00       $0.00    $53,533,942.68
Interest - Class A-4a Notes                           $497,887.50      $497,887.50       $0.00       $0.00    $53,036,055.18
Interest - Class A-4b Notes                           $191,920.14      $191,920.14       $0.00       $0.00    $52,844,135.04
First Priority Principal Payment                            $0.00            $0.00       $0.00       $0.00    $52,844,135.04
Interest - Class B Notes                              $231,770.00      $231,770.00       $0.00       $0.00    $52,612,365.04
Second Priority Principal Payment                           $0.00            $0.00       $0.00       $0.00    $52,612,365.04
Interest - Class C Notes                              $174,562.50      $174,562.50       $0.00       $0.00    $52,437,802.54
Third Priority Principal Payment                   $28,994,780.67   $28,994,780.67       $0.00       $0.00    $23,443,021.87
Interest - Class D Notes                              $212,625.00      $212,625.00       $0.00       $0.00    $23,230,396.87
Reserve Account Deposit                                     $0.00            $0.00       $0.00       $0.00    $23,230,396.87
Regular Principal Payment                         $191,791,739.38   $23,230,396.87       $0.00       $0.00             $0.00
Subordinated Swap Termination                               $0.00            $0.00       $0.00       $0.00             $0.00
Additional Trustee Fees and                                 $0.00            $0.00       $0.00       $0.00             $0.00
Residual Released to Depositor                              $0.00            $0.00       $0.00       $0.00             $0.00
                                                                             -----
TOTAL                                                               $58,519,859.65

                                                            PRINCIPAL PAYMENT:
                                                                   First Priority Principal Payment                    $0.00
                                                                   Second Priority Principal Payment                   $0.00
                                                                   Third Priority Principal Payment           $28,994,780.67
                                                                   Regular Principal Payment                  $23,230,396.87
                                                                                                              --------------
                                                                   TOTAL                                      $52,225,177.54

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                                 ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                               ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                                BALANCE                          BALANCE
Class A-1 Notes          $52,225,177.54         $133.91     $525,836.77            $1.35   $52,751,014.31            $135.26
Class A-2 Notes                   $0.00           $0.00   $1,568,142.97            $3.15    $1,568,142.97              $3.15
Class A-3a Notes                  $0.00           $0.00   $1,281,146.67            $3.57    $1,281,146.67              $3.57
Class A-3b Notes                  $0.00           $0.00     $280,894.44            $3.51      $280,894.44              $3.51
Class A-4a Notes                  $0.00           $0.00     $497,887.50            $4.13      $497,887.50              $4.13
Class A-4b Notes                  $0.00           $0.00     $191,920.14            $3.84      $191,920.14              $3.84
Class B Notes                     $0.00           $0.00     $231,770.00            $4.90      $231,770.00              $4.90
Class C Notes                     $0.00           $0.00     $174,562.50            $5.54      $174,562.50              $5.54
Class D Notes                     $0.00           $0.00     $212,625.00            $6.75      $212,625.00              $6.75
                                  -----                     -----------                       -----------
TOTAL                    $52,225,177.54                   $4,964,785.99                    $57,189,963.53

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        July, 2008
Payment Date                                                                                                              8/15/2008
Transaction Month                                                                                                                 4

V. NOTE BALANCE AND POOL INFORMATION

                                                        BEGINNING OF PERIOD                          END OF PERIOD
                                                            BALANCE           NOTE FACTOR             BALANCE           NOTE FACTOR
Class A-1 Notes                                     $220,786,520.05             0.5661193     $168,561,342.51             0.4322086
Class A-2 Notes                                     $497,900,000.00             1.0000000     $497,900,000.00             1.0000000
Class A-3a Notes                                    $359,200,000.00             1.0000000     $359,200,000.00             1.0000000
Class A-3b Notes                                     $80,000,000.00             1.0000000      $80,000,000.00             1.0000000
Class A-4a Notes                                    $120,700,000.00             1.0000000     $120,700,000.00             1.0000000
Class A-4b Notes                                     $50,000,000.00             1.0000000      $50,000,000.00             1.0000000
Class B Notes                                        $47,300,000.00             1.0000000      $47,300,000.00             1.0000000
Class C Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
Class D Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
TOTAL                                             $1,438,886,520.05             0.8947743   $1,386,661,342.51             0.8622980

POOL INFORMATION
 Weighted Average APR                                                              4.815%                                    4.811%
 Weighted Average Remaining Term                                                    50.03                                     49.34
 Number of Receivables Outstanding                                                 88,078                                    85,792
 Pool Balance                                                           $1,571,852,847.22                         $1,518,880,370.13
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,425,826,230.41                         $1,378,391,739.38
 Pool Factor                                                                    0.9033647                                 0.8729207

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                            $8,699,990.75
Targeted Credit Enhancement Amount                                                                                   $15,188,803.70
Yield Supplement Overcollateralization Amount                                                                       $140,488,630.75
Targeted Overcollateralization Amount                                                                               $146,977,443.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $132,219,027.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $8,699,990.75
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                        $8,699,990.75
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                            $8,699,990.75

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                             July, 2008
Payment Date                                                                                                   8/15/2008
Transaction Month                                                                                                      4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     308        $816,117.15
(Recoveries)                                                                                        5          $1,039.46
                                                                                                               ---------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                     $815,077.69
Cumulative Net Losses Last Collection                                                                        $550,610.46
                                                                                                             -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $1,365,688.15

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.62%

DELINQUENT RECEIVABLES:

                                                                % OF EOP POOL       # OF RECEIVABLES              AMOUNT
31-60 Days Delinquent                                                   1.06%                    793      $16,172,488.71
61-90 Days Delinquent                                                   0.12%                     84       $1,894,699.78
91-120 Days Delinquent                                                  0.05%                     24         $694,888.00
Over 120 Days Delinquent                                                0.00%                      1          $13,858.87
                                                                        -----                      -          ----------

TOTAL DELINQUENT RECEIVABLES                                            1.24%                    902      $18,775,935.36

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       58       $1,410,350.06
Total Repossesed Inventory                                                                        80       $2,165,359.99

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:

Second Preceding Collection Period                                                                               0.1335%
Preceding Collection Period                                                                                      0.2745%
Current Collection Period                                                                                        0.6329%
Three Month Average                                                                                              0.3470%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:

Second Preceding Collection Period                                                                               0.0421%
Preceding Collection Period                                                                                      0.0897%
Current Collection Period                                                                                        0.1271%
Three Month Average                                                                                              0.0863%